ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
Organization And Summary Of Significant Accounting Policies
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Overview

True Drinks Holdings, Inc. (the "Company", "us" or "we") was incorporated in the state of Nevada in January 2001 and is the holding company for True Drinks, Inc. (“True Drinks”), formed on January 19, 2012 in Delaware to create and commercialize all-natural, vitamin-enhanced drinks. Our primary business is the development, marketing, sale and distribution of our flagship product, AquaBall™ Naturally Flavored Water, a vitamin-enhanced, naturally flavored water drink packaged in our patented stacking spherical bottles. We distribute AquaBall™ nationally through select retail channels, such as grocery stores, mass merchandisers, drug stores, club stores and online. We also market and distribute Bazi® All Natural Energy, a liquid nutritional supplement drink, which is currently distributed through select retail channels, online, and through our existing database of customers.

Our principal place of business is 18662 MacArthur Boulevard, Suite 110, Irvine, California, 92612. Our telephone number is (949) 203-3500. Our corporate website address is http://www.truedrinks.com. Our Common Stock, par value $0.001 (“Common Stock”) is currently listed for quotation on the OTC Pink Marketplace under the symbol TRUU.

Recent Developments

Bottling Agreement with Niagara Bottling

On October 9, 2015, we entered into an agreement (the “Niagara Agreement”) with Niagara Bottling, LLC (“Niagara”), wherein Niagara will become the exclusive manufacturer of AquaBall™ Naturally Flavored Water for the next five years. With Niagara, we have produced an improved “clean label” formulation of AquaBall™, which remains sugar and calorie free but has eliminated all preservatives.

The Niagara Agreement requires the Company to deliver to Niagara its minimum volume requirements for the upcoming 12-month period on or before February 1st of each year (the “Annual Commitment”), which Annual Commitment may not be less than 3.2 million Cases (defined in the Niagara Agreement as a pack of 24 bottles of AquaBall™ Naturally Flavored Water). Subject to the terms and conditions of the Niagara Agreement, the Company will pay Niagara $6.35 per Case manufactured, for an annual financial liability of approximately $20.3 million per year. We expect to begin delivering Cases manufactured by Niagara in second quarter of fiscal 2016.

Our largest shareholder, Mr. Vincent C. Smith, executed a personal guaranty of our obligations under the Niagara Agreement (the “Personal Guaranty”). In order to offset any financial obligation Mr. Smith may incur as a result of the Personal Guaranty, the Company issued to Red Beard Holdings, LLC, an entity affiliated with Mr. Smith (“Red Beard”), a senior secured promissory note (the “Note”) pursuant to which the Company will borrow any amounts paid to Niagara by Mr. Smith as a result of the Personal Guaranty. Any amounts borrowed under the Note will be secured by a continuing security interest in substantially all of the Company’s assets, will accrue interest at 2.0%, plus the Maximum Rate (as such term is defined in the Note) and, subject to certain terms and conditions of the Note, will be due and payable within 10 years. As consideration for Mr. Smith’s execution of the Personal Guaranty, the Company issued to Mr. Smith a five-year warrant (the “Personal Guaranty Warrant”), to purchase 17.5 million shares of the Company’s Common Stock for $0.188 per share. The Personal Guaranty Warrant contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature results in the Personal Guaranty Warrant being classified as a derivative liability and, as such, the value, totaling $2,263,783, was recorded to derivative liabilities during the year ended December 31, 2015.

Extension of Licensing Agreements

During the quarter ended September 30, 2015, we entered into renewed Licensing Agreements with both Marvel Characters B.V. (“Marvel”) and Disney Consumer Products, Inc. (“Disney”), pursuant to which we secured licenses to feature certain Marvel and Disney characters on bottles of AquaBall™ Naturally Flavored Water through 2017. Our agreement with Marvel expires on December 31, 2017, and requires payment of a 5% royalty rate on sales of AquaBall™ Naturally Flavored Water adorned with Marvel characters, paid quarterly, with a total guarantee of $200,000. Our agreement with Disney expires on March 31, 2017, and requires payment of a 5% royalty rate on sales of AquaBall™ Naturally Flavored Water adorned with Disney characters, paid quarterly, with a total guarantee of $450,870. We are also required to make an annual ‘common marketing fund’ contribution equal to 1% of our sales, and must spend a total of $820,000 on advertising and promotional opportunities over the term of the agreement with Disney.

Increase of Authorized Common Stock.

On June 10, 2015, we filed a Certificate of Amendment to our Articles of Incorporation to increase the total authorized shares of Common Stock from 120.0 million shares to 200.0 million shares, and on January 4, 2016, we filed a second Certificate of Amendment to our Articles of Incorporation to increase the total authorized shares of Common Stock from 200.0 million to 300.0 million shares.

Creation of Series C Preferred and Amendments to Series C Certificate of Designation

On February 18, 2015, we filed the Certificate of Designation, Preferences, Rights and Limitations of the Series C Convertible Preferred Stock (the “Series C Certificate of Designation”) with the Nevada Secretary of State, designating 50,000 shares of our preferred stock as Series C Convertible Preferred Stock (the “Series C Preferred”). We subsequently filed amendments to the Series C Certificate of Designation in August 2015 and November 2015 in order to increase the number of shares of preferred stock designated as Series C Preferred from to 115,000 and then 150,000 shares.

Financing Activity

Series C Offerings. During the year ended December 31, 2015, the Company and certain accredited investors entered into securities purchase agreements to purchase up to 117,648 shares of Series C Preferred Stock. The Company issued an aggregate total of 116,471 shares of Series C Preferred during 2015 for prices ranging from $100 per share to $113.33 per share for a total gross proceeds of approximately $12 million. As additional consideration for participating in this offering, the purchasers were issued five-year warrants to purchase an aggregate total of 26,449,913 shares of Common Stock, exercisable at $0.15 per share. Each warrant contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature is determined to be a derivative liability and, as such, the value of all such warrants issued, totaling $3,249,364, was recorded to derivative liabilities during the year ended December 31, 2015.

March Note Exchange.

On March 27, 2015, holders of outstanding notes totaling $1,147,000 and accrued interest totaling $67,207 agreed to exchange all remaining principal and accrued interest into shares of Series C Preferred on substantially similar terms to those offered in the February 2015 offering of Series C Preferred (the “March Note Exchange”). As a result of the March Note Exchange, the Company issued an aggregate total of 12,148 shares of Series C Preferred and five-year warrants to purchase an aggregate total of 2,834,536 shares of Common Stock for $0.15 per share. Each warrant issued in connection with the March Note Exchange contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature results in the warrants being classified as a derivative liability and, as such, the value of all warrants issued in connection with the March Note Exchange, totaling $378,681, was recorded to derivative liabilities during the year ended December 31, 2015.

Note Financing. On September 9, 2015, the Company began a private offering, to certain accredited investors (the “Note Investors”), of: (i) senior subordinated secured promissory notes (the “Secured Notes”) in the aggregate principal amount of up to $2.5 million; and (ii) and five-year warrants to purchase that number of shares equal to 15% of the principal amount of the Secured Note purchased by each Note Investor (“Note Warrants”), divided by the ten-day average closing price of the Company’s Common Stock (the “Note Financing”). Each Secured Note issued accrues interest at a rate of 12% per annum, and matures one year from the date of issuance. As of December 31, 2015, the Company had issued an aggregate total of 236,843 Note Warrants in connection with the issuance of the Secured Notes.

Consulting Agreement. During the year ended December 31, 2015, the Company issued 2,413,811 shares of Common Stock in connection with certain consulting agreements. The Company expensed the fair value of the Common Stock issued of $487,826 to consulting expense.

January Note Exchange. On January 20, 2016, the Company and Note Investors holding Secured Notes in the principal amount of $500,000 entered into Note Exchange Agreements pursuant to which the Note Investors agreed to convert the outstanding principal balance of their Secured Notes into an aggregate total of 4,413 shares of Series C Preferred and five-year warrants to purchase up to an aggregate total of 1,029,701 shares of Common Stock for $0.17 per share.

Basis of Presentation and Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplates continuation of the Company as a going concern. For the year ended December 31, 2015, the Company incurred a net loss of $11,990,563. At December 31, 2015, the Company has negative working capital of $5,303,989 and an accumulated deficit of $30,348,644. A significant amount of additional capital will be necessary to advance the marketability of the Company's products to the point at which the Company can sustain operations. These conditions, among others, raise substantial doubt about the Company's ability to continue as a going concern. Management's plans are to continue to raise capital through equity and debt offerings, and to expand sales as rapidly as economically viable. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Principles of Consolidation

The accompanying financial statements include the accounts of the Company and its wholly owned subsidiaries True Drinks, Inc., Bazi, Inc. and GT Beverage Company, LLC. All inter-company accounts and transactions have been eliminated in the preparation of these consolidated financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, provision for losses on accounts receivable, allowances for obsolete and slow moving inventory, stock compensation, deferred tax asset valuation allowances, derivative liabilities, and the realization of long-lived and intangible assets, including goodwill. Actual results could differ from those estimates.

Revenue Recognition

In accordance with Staff Accounting Bulletin ("SAB") No. 104 “Revenue Recognition in Financial Statements”, revenue is recognized at the point of shipment, at which time title is passed. Net sales include sales of products, slotting fees, discounts and freight and handling charges. With approved credit, we provide wholesale customers payment terms of up to net 30 days. Amounts received for unshipped merchandise are recorded as customer deposits and are included in accrued expenses.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less, to be cash equivalents. The Company maintains cash with high credit quality financial institutions. At certain times, such amounts may exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The Company has not experienced any losses on these amounts. At December 31, 2015 and 2014, the Company had no cash equivalents.

Restricted Cash

At December 31, 2015, the Company had $209,360 in restricted cash with a financial institution securing a letter of credit. The letter of credit matures in August 2017 and was issued as part of the contractual obligations related to the Disney Agreement, as described above in Note 1, under the heading “Recent Developments.” The Company made an initial deposit of $209,000 during the quarter ended September 30, 2015 to secure the new letter of credit in connection with the Disney Agreement.

Accounts Receivable

We maintain an allowance for doubtful accounts, which is analyzed on a periodic basis to ensure that it is adequate to the best of management’s knowledge. Management develops an estimate of the allowance for doubtful accounts receivable based on the perceived likelihood of ultimate payment. Although the Company expects to collect amounts due, actual collections may differ from these estimated amounts. The allowance for doubtful accounts was approximately $110,000 and $162,000 at December 31, 2015 and December 31, 2014, respectively.

Concentrations

The Company has no significant off-balance sheet concentrations of credit risk such as foreign exchange contracts, options contracts or other foreign hedging arrangements. The Company maintains the majority of its cash balances with two financial institutions. There are funds in excess of the federally insured amount, or that are subject to credit risk, and the Company believes that the financial institutions are financially sound and the risk of loss is minimal.

We utilized a variety of suppliers to purchase raw materials for the AquaBall™ Naturally Flavored Water during the year ended December 31, 2015. We anticipate that beginning in May 2016, all production of AquaBallTM will be completed by Niagara Bottling, LLC pursuant to the terms and conditions of our 5-year bottling agreement. Niagara will handle all aspects of production, including the procurement of all raw materials necessary to produce AquaBallTM.

During 2015, we relied significantly on one supplier for 100% of our purchases of certain raw materials for Bazi®. Bazi, Inc. has sourced these raw materials from this supplier since 2007 and does not anticipate any issues with the supply of these raw materials.

One customer represented 79% of the Company’s accounts receivable and 47% of sales during the year ended December 31, 2015, while one customer represented 37% of the Company’s sales and three customers represented 44% of accounts receivable during the year ended December 31, 2014. No other customers exceeded 10% of the Company’s sales or accounts receivable during the year ended December 31, 2015 or 2014.

A significant portion of our revenue comes from sales of the AquaBall™ Naturally Flavored Water. For the year ended December 31, 2015 and 2014, sales of AquaBall™ accounted for 97% and 90% of the Company’s total revenue, respectively.

Fair Value Matters

The Company does not have any assets or liabilities carried at fair value on a recurring or non-recurring basis, except for derivative liabilities.

The Company’s financial instruments consist of cash, accounts receivable, accounts payable and accrued expenses, and notes payable. Management believes that the carrying amount of these financial instruments approximates their fair values, due to their relatively short-term nature.

Inventory

Inventory is stated at the lower of cost or market on a FIFO (first-in first-out) basis. Provision is made to reduce excess or obsolete inventory to the estimated net realizable value. The Company purchases for resale a vitamin-enhanced flavored water beverage and a liquid dietary supplement.

Management reviews the carrying value of inventory in relation to its sales history and industry trends to determine an estimated net realizable value. Changes in economic conditions or customer demand could result in obsolete or slow moving inventory that cannot be sold or must be sold at reduced prices and could result in an inventory reserve. Inventory reserves were not significant as of December 31, 2015 or 2014.

Inventory is comprised of the following:

	December 31, 2015	December 31, 2014
Purchased materials	$689,703	$796,609
Finished goods	869,016	566,834
Total	$1,558,719	$1,363,443

Property and Equipment

Property and equipment are stated at cost. The Company provides for depreciation of property and equipment using the straight-line method based on estimated useful lives of between three and ten years. Property and equipment is not significant to the consolidated financial statements as of or for the years ended December 31, 2015 and 2014.

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For purposes of evaluating the recoverability of long-lived assets, the recoverability test is performed using undiscounted net cash flows estimated to be generated by the asset. An impairment was not deemed necessary in 2015 or 2014.

Intangible Assets

Intangible assets consists of the direct costs incurred for application fees and legal expenses associated with trademarks on the Company’s products, customer list, and the estimated value of GT Beverage Company, LLC’s interlocking spherical bottle patent acquired on March 31, 2012. The Company’s intangible assets are amortized over their estimated remaining useful lives. The Company evaluates the useful lives of its intangible assets annually and adjusts the lives according to the expected useful life. No impairment was deemed necessary as of December 31, 2015 or December 31, 2014.

Goodwill

Goodwill represents the future economic benefits arising from other assets acquired that are individually identified and separately recognized. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but are tested for impairment at least annually.

Income Taxes

The Company accounts for income taxes in accordance with FASB Accounting Standards Codification 740 (“ASC Topic 740”). Under the asset and liability method of ASC Topic 740, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled.

Stock-Based Compensation

Total stock-based compensation expense, for all of the Company’s stock-based awards recognized for the year ended December 31, 2015 and 2014 was $1,055,448 and $497,271, respectively.

The Company uses a Black-Scholes option-pricing model (the “Black-Scholes Model”) to estimate the fair value of the stock option and warrants. The use of a valuation model requires the Company to make certain assumptions with respect to selected model inputs. Expected volatility is calculated based on the historical volatility of the Company’s stock price over the contractual term of the option. The expected life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently it is based on the simplified approach provided by SAB 107. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant (see Note 3 below).

Shares, warrants and options issued to non-employees for services are accounted for at fair value, based on the fair value of instrument issued or the fair value of the services received, whichever is more readily determinable.

Derivative Instruments

A derivative is an instrument whose value is “derived” from an underlying instrument or index such as a future, forward, swap, option contract, or other financial instrument with similar characteristics, including certain derivative instruments embedded in other contracts (“embedded derivatives”) and for hedging activities. As a matter of policy, the Company does not invest in financial derivatives or engage in hedging transactions. However, the Company has entered into complex financing transactions that involve financial instruments containing certain features that have resulted in the instruments being deemed derivatives or containing embedded derivatives. The Company may engage in other similar complex debt transactions in the future, but not with the intention to enter into derivative instruments. Derivatives and embedded derivatives, if applicable, are measured at fair value using the binomial lattice- (“Binomial Lattice”) pricing model and marked to market and reflected on our consolidated statement of operations as other (income) expense at each reporting period. However, such new and/or complex instruments may have immature or limited markets. As a result, the pricing models used for valuation of derivatives often incorporate significant estimates and assumptions, which may impact the level of precision in the financial statements. Furthermore, depending on the terms of a derivative or embedded derivative, the valuation of derivatives may be removed from the financial statements upon conversion of the underlying instrument into some other security.

Net Loss Per Share

Earnings per share require presentation of both basic earnings per common share and diluted earnings per common share. Since the Company has a net loss for all periods presented, Common Stock equivalents are not included in the weighted average calculation since their effect would be anti-dilutive. At December 31, 2015 and 2014, the Company had 120,573,694 and 52,577,964 shares of Common Stock equivalents outstanding, respectively.

Research and Development

Research and development costs are expensed as incurred.

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers: Topic 606. This ASU outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. This accounting standard is effective for the Company for the year ending December 31, 2017 including interim reporting periods within that reporting period. Early adoption is not permitted. The Company is currently evaluating the impact this accounting standard will have on the Company's financial position, results of operations or cash flows.

On February 25, 2016, the FASB issued ASU 2016-2, "Leases" (Topic 842), which is intended to improve financial reporting for lease transactions. This ASU will require organizations that lease assets, such as real estate, airplanes and manufacturing equipment, to recognize on their balance sheet the assets and liabilities for the rights to use those assets for the lease term and obligations to make lease payments created by those leases that have terms of greater than 12 months. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as finance or operating lease. This ASU will also require disclosures to help investors and other financial statement users better understand the amount and timing of cash flows arising from leases. These disclosures will include qualitative and quantitative requirements, providing additional information about the amounts recorded in the financial statements. The ASU is effective for the Company for the year ending December 31, 2019 and interim reporting periods within that year, and early adoption is permitted. Management has not yet determined the effect of this ASU on the Company's financial statements.